UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Capital Opportunity Fund Schedule of Investments June 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (96.9%)

Auto & Transportation (5.5%)
FedEx Corp.	2,955,000	$239,385
Union Pacific Corp.	1,150,000	74,520
* JetBlue Airways Corp.	2,160,700	44,165
* AMR Corp.	3,000,000	36,330
*(1)Strattec Security Corp.	220,000	11,981
* Delta Air Lines, Inc.	3,170,000	11,919
United Parcel Service, Inc.	150,000	10,374
Gentex Corp.	526,000	9,573
* Midwest Air Group Inc.	773,000	1,847
* FLYI, Inc.	2,200,000	1,650

		441,744

Consumer Discretionary (18.3%)
* DirecTV Group, Inc.	11,344,759	175,844
Nordstrom, Inc.	2,200,000	149,534
*(1)Men's Wearhouse, Inc.	3,847,650	132,475
TJX Cos., Inc.	5,167,400	125,826
* VeriSign, Inc.	4,098,468	117,872
* CarMax, Inc.	4,022,100	107,189
*(1)THQ Inc.	3,340,000	97,762
Yum! Brands, Inc.	1,103,500	57,470
*(1)Linens 'n Things, Inc.	2,300,000	54,418
The News Corp., Inc.	3,272,024	52,941
* eBay Inc.	1,600,000	52,816
*(1)The Dress Barn, Inc.	2,100,000	47,523
Best Buy Co., Inc.	635,000	43,529
Lowe's Cos., Inc.	705,700	41,086
Robert Half International, Inc.	1,600,000	39,952
* 99 Cents Only Stores	2,400,000	30,504
Tiffany & Co.	850,000	27,846
* Tommy Hilfiger Corp.	2,000,200	27,523
* IAC/InterActiveCorp	650,000	15,632
Royal Caribbean Cruises, Ltd.	290,500	14,049
Family Dollar Stores, Inc.	537,300	14,024
Abercrombie & Fitch Co.	200,000	13,740
* Tetra Tech, Inc.	560,875	7,589
* Resources Connection, Inc.	257,500	5,982
* DreamWorks Animation SKG, Inc.	228,000	5,974
Darden Restaurants Inc.	115,660	3,814
* Weight Watchers International, Inc.	70,000	3,613
Mattel, Inc.	197,000	3,605
Sabre Holdings Corp.	178,700	3,565
* REX Stores Corp.	225,000	3,251

		1,476,948

Financial Services (2.0%)
First Data Corp.	970,717	38,965
MBIA, Inc.	562,500	33,362
Capital One Financial Corp.	275,000	22,003
The Chubb Corp.	230,000	19,690
JPMorgan Chase & Co.	528,000	18,649
East West Bancorp, Inc.	430,000	14,444
TCF Financial Corp.	280,000	7,246
Cincinnati Financial Corp.	165,375	6,542
Commerce Bancorp, Inc.	30,000	909

		161,810

Health Care (15.5%)
* Biogen Idec Inc.	5,650,000	194,642
Pfizer Inc.	7,017,780	193,550
* Affymetrix, Inc.	3,136,500	169,151
Novartis AG ADR	3,150,000	149,436
* Millipore Corp.	2,005,000	113,744
* Roche Holdings AG	650,000	82,041
* ICOS Corp.	3,107,500	65,786
Eli Lilly & Co.	1,000,000	55,710
* Sepracor Inc.	800,000	48,008
Guidant Corp.	700,000	47,110
*(1)BioMarin Pharmaceutical Inc.	4,670,500	34,982
Medtronic, Inc.	500,000	25,895
* Chiron Corp.	700,000	24,423
* Edwards Lifesciences Corp.	386,000	16,606
* Ligand Pharmaceuticals Inc. Class B	1,600,000	11,120
* Dendreon Corp.	1,861,750	9,737
* Pharmacyclics, Inc.	713,250	5,357

		1,247,298

Integrated Oils (4.5%)
Murphy Oil Corp.	3,800,000	198,474
ConocoPhillips Co.	1,776,000	102,102
Unocal Corp.	951,300	61,882

		362,458

Other Energy (4.7%)
Pioneer Natural Resources Co.	2,220,000	93,418
Noble Energy, Inc.	1,100,000	83,215
Pogo Producing Co.	1,420,000	73,726
* National-Oilwell Varco Inc.	1,003,560	47,709
Noble Corp.	400,000	24,604
* Pride International, Inc.	900,000	23,130
* Hanover Compressor Co.	1,480,000	17,035
Arch Coal, Inc.	200,000	10,894

		373,731

Materials & Processing (5.8%)
Monsanto Co.	3,716,884	233,680
(1)Minerals Technologies, Inc.	1,560,000	96,096
Avery Dennison Corp.	1,592,000	84,312
Bunge Ltd.	855,000	54,207

		468,295

Producer Durables (7.1%)
*(1)Thomas & Betts Corp.	5,450,000	153,908
Pall Corp.	4,560,000	138,442
* ASML Holding (New York)	8,307,600	130,097
Tektronix, Inc.	2,557,200	59,506
Plantronics, Inc.	1,150,000	41,814
* Mykrolis Corp.	2,008,494	28,541
* Cymer, Inc.	350,000	9,222
* Waters Corp.	200,000	7,434
* Agilent Technologies, Inc.	173,245	3,988

		572,952

Technology (31.0%)
* Research In Motion Ltd.	3,746,000	276,267
* Corning, Inc.	15,784,700	262,342
* Symantec Corp.	8,225,000	178,812
Applera Corp.-Applied Biosystems Group	7,944,700	156,272
* Comverse Technology, Inc.	6,184,750	146,269
* Micron Technology, Inc.	12,550,000	128,136
Motorola, Inc.	6,555,500	119,703
* NVIDIA Corp.	4,400,000	117,568
Microsoft Corp.	4,075,000	101,223
Autodesk, Inc.	2,630,000	90,393
* Macromedia, Inc.	2,310,000	88,288
*(1)Macrovision Corp.	3,670,000	82,722
*(1)Emulex Corp.	4,529,400	82,707
* Nortel Networks Corp.	27,800,100	72,558
*(1)Rambus Inc.	5,205,000	69,643
Intersil Corp.	3,630,000	68,135
Hewlett-Packard Co.	2,750,000	64,652
* Trimble Navigation Ltd.	1,500,000	58,455
* Citrix Systems, Inc.	1,607,700	34,823
Amphenol Corp.	844,200	33,912
* Skyworks Solutions, Inc.	4,250,000	31,323
* Coherent, Inc.	720,000	25,927
Adobe Systems, Inc.	870,000	24,899
* McAfee Inc.	860,000	22,515
* Cognizant Technology Solutions Corp.	429,200	20,228
* AMIS Holdings Inc.	1,500,000	20,010
* Akamai Technologies, Inc.	1,500,000	19,695
Texas Instruments, Inc.	550,000	15,439
* Maxtor Corp.	2,010,000	10,452
*(1)The Descartes Systems Group Inc.	4,645,000	10,358
*(1)Concurrent Computer Corp.	4,831,000	10,290
* Accenture Ltd.	448,600	10,170
* Freescale Semiconductor, Inc. Class B	450,000	9,531
* CIENA Corp.	4,250,000	8,882
* Intuit, Inc.	190,000	8,571
* NAVTEQ Corp.	205,000	7,622
Intel Corp.	235,000	6,124
* Silicon Laboratories Inc.	65,000	1,704

		2,496,620

Utilities (2.3%)
Sprint Corp.	7,339,700	184,153

Other (0.2%)
* Cott Corp.	843,000	18,403

TOTAL COMMON STOCKS
(Cost $6,128,941)		7,804,412

TEMPORARY CASH INVESTMENT (4.4%)
Vanguard Market Liquidity Fund, 3.139%**
(Cost $355,972)	355,971,711	355,972

TOTAL INVESTMENTS (101.3%)
(Cost $6,484,913)		8,160,384

OTHER ASSETS AND LIABILITIES-NET (-1.3%)		(105,787)

NET ASSETS (100%)		$8,054,597

  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $884,865,000.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $6,484,913,000. Net unrealized appreciation of investment securities for tax purposes was $1,675,471,000, consisting of unrealized gains of $2,591,315,000 on securities that had risen in value since their purchase and $915,844,000 in unrealized losses on securities that had fallen in value since their purchase.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	Sept. 30, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	June 30, 2005 Market Value
Affymetrix, Inc.	$98,610	$840	$5,192		n/a**
Biomarin Pharmaceutical Inc.	24,240				$34,982
Concurrent Computer Corp.	8,116				10,290
Descartes Systems Group	5,388				10,358
Emulex Corp.	52,179				82,707
Ligand Pharmaceutical Class B	52,313		27,771		n/a**
Linens 'N Things, Inc.	53,291				54,418
Macrovision Corp.	88,374				82,722
Men's Wearhouse, Inc.	87,150		14,442		132,475
Midwest Air Group Inc.	3,165		618		n/a**
Minerals Technologies, Inc.	62,392	31,444		$175	96,096
Mykrolis Corp.	21,413		1,600		n/a**
Rambus Inc.	81,666				69,643
Rex Stores Corp.	8,500		5,624		n/a**
Strattec Security Corp.	13,697				11,981
The Dress Barn, Inc.	35,380	1,597	490		47,523
Thomas & Betts Corp.	146,169				153,908
THQ Inc.	n/a*	52,653			97,762

	$842,043			$175	$884,865

*At September 30, 2004, the issuer was not an affiliated company of the fund. ** At June 30, 2005, the security is held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.